Equity - Schedule of Share-Based payment award, Stock Options, Valuations Assumptions (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.60%	1.10%	2.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term, Simplified Method	P4Y	P5Y	P6Y
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	83.40%	94.60%	102.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	1.50%	1.80%	1.10%